Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net income	$ 166	$ 157
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	82	74
Gains on divestitures	(25)	(2)
Stock-based compensation	6	0
Loss (gain) on foreign exchange transactions	6	(2)
Deferred income taxes	(10)	25
Other, net	12	(4)
Changes in assets and liabilities, excluding the effects of acquisitions and divestitures:
Accounts receivable	(33)	13
Contract and other assets	(26)	(73)
Accounts payable	(20)	(18)
Accrued expenses	(74)	(88)
Pension and postretirement benefit plans	(3)	(1)
Contract and other liabilities	163	139
Net cash flows provided by operating activities	244	220
Investing activities
Capital expenditures	(113)	(113)
Acquisitions, net of cash acquired	(10)	(1)
Proceeds from divestitures	30	4
Sales of investments	0	116
Purchases of investments	0	(95)
Other investing activities, net	0	4
Net cash flows used in investing activities	(93)	(85)
Financing activities
Proceeds from long-term debt	20	30
Repayment of long-term debt	(115)	(30)
Dividends to stockholders of UL Solutions	(50)	(40)
Dividend to non-controlling interest	(15)	0
Other financing activities, net	1	1
Net cash flows used in financing activities	(159)	(39)
Effect of exchange rate changes on cash and cash equivalents	(12)	(5)
Net (decrease) increase in cash and cash equivalents	(20)	91
Cash and cash equivalents
Beginning of period	315	322
End of period	295	413
Supplemental disclosures of cash flow information
Cash paid during the period for interest	29	15
Cash paid during the period for income taxes	29	26
Cash paid during the period for stock-based compensation	18	60
Noncash investing and financing activities
Capital expenditures funded by liabilities	30	19
Conversion of stock-based compensation awards to equity (Note 16)	$ 26	$ 0